Consolidated Statement ot Cash Flows (Parenthetical) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement Of Cash Flows [Line Items]
Current restricted cash and cash equivalents		SFr 2,434		SFr 2,662		SFr 3,963
Money market paper in trading portfolio assets		131		75		795
Money market paper in financial assets available for sale		23		430		129
Money market paper in Financial assets designated at fair value		1,894		959		0
Dividends received from associates classified as investing activities		51		50		114
Cash and balances with central banks classified as cash equivalents		87,700		107,715		91,306
Due from banks classified as cash equivalents		12,452		11,959		10,814
Money market paper classified as cash equivalents	[1]	2,049		1,465		924
UBS AG
Statement Of Cash Flows [Line Items]
Current restricted cash and cash equivalents		2,434		2,662		3,963
Money market paper in trading portfolio assets		131		75		795
Money market paper in financial assets available for sale		23		430		129
Money market paper in Financial assets designated at fair value		1,894		959		0
Dividends received from associates classified as investing activities		51		50		114
Cash and balances with central banks classified as cash equivalents		87,700		107,715		91,306
Due from banks classified as cash equivalents		12,406		11,927		10,732
Money market paper classified as cash equivalents	[1]	SFr 2,049	[2]	SFr 1,465	[2]	SFr 924	[3]

[1]
Money market paper is included in the balance sheet under Trading portfolio assets (31 December 2017: CHF 131 million, 31 December 2016: CHF 75 million, 31 December 2015: CHF 795 million), Financial assets available for sale (31 December 2017: CHF 23 million, 31 December 2016: CHF 430 million, 31 December 2015: CHF 129 million) and Financial assets designated at fair value (31 December 2017: CHF 1,894 million, 31 December 2016: CHF 959 million, 31 December 2015: CHF 0 million).

[2]	Money market paper is included in the balance sheet under Trading portfolio assets, Financial investments available for sale and Financial assets designated at fair value.
[3]	Money market paper is included in the balance sheet under Trading portfolio assets and Financial investments available for sale.